Shareholder Report, Holdings (Details)	Sep. 30, 2024
Upright Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	87.37%
Upright Growth Fund | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.05%
Upright Growth Fund | Himax Tech [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.79%
Upright Growth Fund | Taiwan Semiconductor [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.33%
Upright Growth Fund | Morgan Stanley Inst [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.52%
Upright Growth Fund | Teva Phamaceutical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.78%
Upright Growth Fund | Silicon Motion Tech [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%
Upright Growth Fund | Abb Vie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Upright Growth Fund | Direxion Daily [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
Upright Growth Fund | Alphabet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%
Upright Growth Fund | Fidelity Inst Money Mkt [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
Upright Growth Fund | Agricultural Inputs [Member]
Holdings [Line Items]
Percent of Total Investments	0.15%
Upright Growth Fund | Banks Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	1.14%
Upright Growth Fund | Consumer Electronics [Member]
Holdings [Line Items]
Percent of Total Investments	27.66%
Upright Growth Fund | Drug Manufacturers [Member]
Holdings [Line Items]
Percent of Total Investments	8.05%
Upright Growth Fund | Electrical Equipment Parts [Member]
Holdings [Line Items]
Percent of Total Investments	0.79%
Upright Growth Fund | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	9.55%
Upright Growth Fund | Insurance Life [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Upright Growth Fund | Integrated Circuit Design [Member]
Holdings [Line Items]
Percent of Total Investments	19.52%
Upright Growth Fund | Internet Content [Member]
Holdings [Line Items]
Percent of Total Investments	2.42%
Upright Growth Fund | Internet Retail [Member]
Holdings [Line Items]
Percent of Total Investments	1.02%
Upright Growth Fund | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
Upright Growth Fund | Semiconductors [Member]
Holdings [Line Items]
Percent of Total Investments	18.60%
Upright Growth & Income Fund | Himax Tech [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.09%
Upright Growth & Income Fund | Taiwan Semiconductor [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.74%
Upright Growth & Income Fund | Teva Phamaceutical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.17%
Upright Growth & Income Fund | Abb Vie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%
Upright Growth & Income Fund | Direxion Daily [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.54%
Upright Growth & Income Fund | Nvidia Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.09%
Upright Growth & Income Fund | Direxion Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.58%
Upright Growth & Income Fund | Direxion Semiconductor [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%
Upright Growth & Income Fund | Tapestry Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%
Upright Growth & Income Fund | Goldman Sachs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%
Upright Growth & Income Fund | Banks Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	1.36%
Upright Growth & Income Fund | Consumer Electronics [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Upright Growth & Income Fund | Drug Manufacturers [Member]
Holdings [Line Items]
Percent of Total Investments	7.89%
Upright Growth & Income Fund | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	26.22%
Upright Growth & Income Fund | Integrated Circuit Design [Member]
Holdings [Line Items]
Percent of Total Investments	8.87%
Upright Growth & Income Fund | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.14%
Upright Growth & Income Fund | Semiconductors [Member]
Holdings [Line Items]
Percent of Total Investments	37.91%
Upright Growth & Income Fund | Luxury Goods [Member]
Holdings [Line Items]
Percent of Total Investments	3.49%
Upright Growth & Income Fund | Capital Markets [Member]
Holdings [Line Items]
Percent of Total Investments	3.19%
Upright Growth & Income Fund | Oil Gas [Member]
Holdings [Line Items]
Percent of Total Investments	1.13%
Upright Growth & Income Fund | Other [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Upright Assets Allocation Plus Fund | Himax Tech [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.38%
Upright Assets Allocation Plus Fund | Taiwan Semiconductor [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.41%
Upright Assets Allocation Plus Fund | Silicon Motion Tech [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.18%
Upright Assets Allocation Plus Fund | Abb Vie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.21%
Upright Assets Allocation Plus Fund | Direxion Daily [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.94%
Upright Assets Allocation Plus Fund | Direxion Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.09%
Upright Assets Allocation Plus Fund | Direxion Semiconductor [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.69%
Upright Assets Allocation Plus Fund | Direxion Daily S P [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.49%
Upright Assets Allocation Plus Fund | Pro Shares Ultra [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.18%
Upright Assets Allocation Plus Fund | Direxion Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.73%
Upright Assets Allocation Plus Fund | Drug Manufacturers [Member]
Holdings [Line Items]
Percent of Total Investments	6.33%
Upright Assets Allocation Plus Fund | Electrical Equipment Parts [Member]
Holdings [Line Items]
Percent of Total Investments	0.47%
Upright Assets Allocation Plus Fund | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	62.56%
Upright Assets Allocation Plus Fund | Integrated Circuit Design [Member]
Holdings [Line Items]
Percent of Total Investments	9.16%
Upright Assets Allocation Plus Fund | Internet Content [Member]
Holdings [Line Items]
Percent of Total Investments	0.44%
Upright Assets Allocation Plus Fund | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.69%
Upright Assets Allocation Plus Fund | Semiconductors [Member]
Holdings [Line Items]
Percent of Total Investments	16.35%